Offerings	Sep. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	3,006,380
Proposed Maximum Offering Price per Unit	6.907
Maximum Aggregate Offering Price	$ 20,765,066.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,867.66
Offering Note	Relates to the shares of common stock of Snowdrift Parent Corporation, a Delaware corporation ("Chemomab Parent"), issuable to holders of ordinary shares of Chemomab Therapeutics Ltd., an Israeli company ("Chemomab Israel"), in connection with the merger of Chemomab Israel with and into Elderwood Ltd., an Israeli company and a wholly owned subsidiary of Chemomab Parent, with Chemomab Israel being the surviving entity and a wholly owned subsidiary of Chemomab Parent (the "Domestication Merger"). The number of shares of Chemomab Parent common stock to be registered is based on the estimated number of shares of Chemomab Parent common stock expected to be issued pursuant to the Domestication Merger. The proposed maximum offering price per unit is calculated pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices for ordinary shares (as represented by ADSs, with each ADS representing 80 ordinary shares) of Chemomab Israel as reported on the Nasdaq Capital Market on September 21, 2026 ($2.57995 per ADS, or approximately $0.32249 per ordinary share) and adjusted for the conversion of Chemomab Israel ordinary shares into Chemomab Parent common stock in the Domestication Merger on an estimated one-for-0.0047 basis. In accordance with Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of Chemomab Parent common stock as may be issuable as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon exercise of options
Amount Registered | shares	193,620
Proposed Maximum Offering Price per Unit	21.98
Maximum Aggregate Offering Price	$ 4,255,767.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 587.72
Offering Note	Represents options to purchase ordinary shares of Chemomab Israel, which will be converted to options to purchase shares of Chemomab Parent common stock on an estimated one-for-0.0047 basis in connection with the Domestication Merger. The proposed maximum offering price per unit is calculated pursuant to Rule 457(h) under the Securities Act and is based on upon the weighted average price per option to purchase ordinary shares of Chemomab Israel, after adjustment for the anticipated conversion of such options into options to purchase Chemomab Parent common stock on an estimated one-for-0.0047 basis. In accordance with Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of Chemomab Parent common stock as may be issuable as a result of stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	6,800,000
Maximum Aggregate Offering Price	$ 11,238,843.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,552.08
Offering Note	Relates to the shares of common stock of Chemomab Parent issuable to holders of certain securities of Scipher Medicine Corporation, a Delaware corporation ("Scipher"), in connection with the merger of Snowdrift Sub Corp., a Delaware corporation and a wholly owned subsidiary of Chemomab Parent, with and into Scipher, with Scipher being the surviving entity and a wholly owned subsidiary of Chemomab Parent (the "Merger"). With respect to the shares of Chemomab Parent common stock to be issued pursuant to the Merger to holders of Scipher securities, the maximum aggregate offering price is calculated pursuant to Rule 457(f) under the Securities Act, based on an amount equal to: (a) one-third of the aggregate par value of the Scipher securities expected to be cancelled in the Merger, including securities issuable upon the exercise of options and warrants to purchase Scipher securities, and (b) one-third of the aggregate principal amount of Scipher convertible notes to be exchanged or cancelled in the Merger. Scipher is a private company, no market exists for its securities and Scipher has an accumulated capital deficit. In accordance with Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of Chemomab Parent common stock as may be issuable as a result of stock splits, stock dividends or similar transactions.